LEASES - Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASES
Amortization of Finance Lease Right-of-Use Assets	$ 15,051
Interest on Lease Liabilities	14,577
Operating Lease Cost	1,479,305	$ 730,881
Short-Term Lease Costs	933,424	669,003
Total Lease Expenses	2,442,357	1,399,884
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Operating Cash Flows from Finance Leases	9,802
Operating Cash Flows from Operating Leases	1,446,649	712,358
Financing Cash Flows from Finance Leases	20,215
Non-Cash Addition to Right-of-Use Assets and Lease Liabilities:
Recognition of Right-of-Use Assets for Finance Leases	301,022
Recognition of Right-of-Use Assets for Operating Leases	$ 8,614,907	$ 1,419,650
Weighted-Average Remaining Lease Term (Years) - Finance Leases	3 years
Weighted-Average Remaining Lease Term (Years) - Operating Leases	7 years	8 years
Weighted-Average Discount Rate - Finance Leases	20.40%
Weighted - Average Discount Rate - Operating Leases	12.02%	17.00%